Resource Credit Income Fund
1845 Walnut Street, 18th Floor
Philadelphia, PA 19103

September 21, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Resource Credit Income Fund
File Nos.: 333-200981, 811-23016

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus for the Fund’s Class L shares and the Fund’s Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of Resource Credit Income Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 4, dated July 18, 2017, and (ii) that Post-Effective Amendment No. 4 has been filed electronically with the U.S. Securities and Exchange Commission.

Questions and comments concerning this letter may be directed to JoAnn Strasser at 614-469-3265 or Craig Foster at 614-469-3280 at Thompson Hine LLP.

Sincerely,

/s/ Brian Hawkins
Brian Hawkins
Treasurer, Resource Credit Income Fund